CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)	$ 122	$ (53)
Amounts arising during the period - gains (losses), net of tax (expense) benefit:
Available-for-sale securities, net of tax	1	19
Defined benefit plans:
Prior service costs, net of tax	(3)	0
Net actuarial gain (loss), net of tax	46	0
Reclassifications from AOCI - (gains) losses, net of tax expense (benefit):
Available-for-sale securities, net of tax	(2)	(2)
Qualifying derivatives, net of tax	(10)	(13)
Defined benefit plans:
Prior service costs, net of tax	(1)	1
Net actuarial loss, net of tax	9	3
Total other comprehensive income (loss)	40	8
Comprehensive income (loss)	$ 162	$ (45)
PPL Energy Supply LLC [Member]
Net income (loss)			$ 410	$ (229)	$ 475
Net income (loss)			410	(230)	474
Amounts arising during the period - gains (losses), net of tax (expense) benefit:
Available-for-sale securities, net of tax			35	67	29
Qualifying derivatives, net of tax			0	0	68
Defined benefit plans:
Prior service costs, net of tax			8	2	1
Net actuarial gain (loss), net of tax			(120)	71	(82)
Reclassifications from AOCI - (gains) losses, net of tax expense (benefit):
Available-for-sale securities, net of tax			(6)	(6)	(7)
Qualifying derivatives, net of tax			(25)	(123)	(463)
Defined benefit plans:
Prior service costs, net of tax			3	4	5
Net actuarial loss, net of tax			5	14	10
Total other comprehensive income (loss)			(100)	29	(439)
Comprehensive income (loss)			310	(200)	36
Comprehensive income attributable to noncontrolling interests			0	1	1
Comprehensive income (loss)			$ 310	$ (201)	$ 35